Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	17
     Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016

Total	$1,090,250,000.00

II. AVAILABLE FUNDS

Interest:

Interest Collections	$2,546,748.81
Principal:
Principal Collections	$18,076,593.50
Prepayments in Full	$9,812,416.17
Liquidation Proceeds	$699,786.38
Recoveries	$24,632.79

Sub Total	$28,613,428.84

Collections	$31,160,177.65

Purchase Amounts:
Purchase Amounts Related to Principal	$264,869.01
Purchase Amounts Related to Interest	$2,021.72

Sub Total	$266,890.73

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$31,427,068.38

Ford Credit Auto Owner Trust 2010-A Monthly Investor Report

Collection Period Payment Date Transaction Month	August 2011 9/15/2011 17
III. DISTRIBUTIONS

				Carryover Remaining Available
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,427,068.38
Servicing Fee	$555,321.58	$555,321.58	$0.00	$0.00	$30,871,746.80
Interest — Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$30,871,746.80
Interest — Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$30,871,746.80
Interest — Class A-3 Notes	$415,234.57	$415,234.57	$0.00	$0.00	$30,456,512.23
Interest — Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$30,197,437.23
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,197,437.23
Interest — Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$30,119,181.81
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,119,181.81
Interest — Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$30,061,758.48
Third Priority Principal Payment	$4,521,210.37	$4,521,210.37	$0.00	$0.00	$25,540,548.11
Interest — Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$25,468,323.11
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,468,323.11
Regular Principal Payment	$21,400,000.00	$21,400,000.00	$0.00	$0.00	$4,068,323.11
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,068,323.11
Residual Released to Depositor	$0.00	$4,068,323.11	$0.00	$0.00	$0.00

Total		$31,427,068.38

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$4,521,210.37
Regular Principal Payment	$21,400,000.00

Total	$25,921,210.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,921,210.37	$67.86	$415,234.57	$1.09	$26,336,444.94	$68.95
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38

Total	$25,921,210.37	$23.78	$882,213.32	$0.81	$26,803,423.69	$24.58

Ford Credit Auto Owner Trust 2010-A Monthly Investor Report

Collection Period Payment Date Transaction Month	August 2011 9/15/2011 17
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$377,485,973.57	0.9881832	$351,564,763.20	0.9203266
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000

Total	$596,935,973.57	0.5475221	$571,014,763.20	0.5237466

Pool Information
Weighted Average APR		4.412%		4.411%
Weighted Average Remaining Term		42.31		41.54
Number of Receivables Outstanding		39,509		38,466
Pool Balance		$666,385,899.00		$637,295,376.76
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$596,935,973.57		$571,014,763.20
Pool Factor		0.5553216		0.5310795

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance				$11,999,998.86
Targeted Credit Enhancement Amount				$11,999,998.86
Yield Supplement Overcollateralization Amount				$66,280,613.56
Targeted Overcollateralization Amount				$66,280,613.56
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)				$66,280,613.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance				$11,999,998.86
Reserve Account Deposits Made				$0.00
Reserve Account Draw Amount				$0.00

Ending Reserve Account Balance				$11,999,998.86
Change in Reserve Account Balance				$0.00

Specified Reserve Balance				$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	August 2011
Payment Date	9/15/2011
Transaction Month	17
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	131	$236,857.18
(Recoveries)	65	$24,632.79

Net Losses for Current Collection Period		$212,224.39
Cumulative Net Losses Last Collection Period		$4,244,680.12

Cumulative Net Losses for all Collection Periods		$4,456,904.51

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.38%

Delinquent Receivables:

	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.46%	501	$9,293,263.75
61-90 Days Delinquent	0.13%	39	$809,588.73
91-120 Days Delinquent	0.06%	19	$398,999.37
Over 120 Days Delinquent	0.12%	33	$769,188.04

Total Delinquent Receivables	1.77%	592	$11,271,039.89

Repossession Inventory:

Repossessed in the Current Collection Period		35	$786,914.19
Total Repossessed Inventory		51	$1,169,719.20

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5082%
Preceding Collection Period			0.4797%
Current Collection Period			0.3907%
Three Month Average			0.4595%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2278%
Preceding Collection Period			0.2556%
Current Collection Period			0.2366%
Three Month Average			0.2400%